Stock-Based Compensation and Awards - Schedule of Changes in Restricted Stock, Restricted Stock Units, Performance Units, Cash Settled Restricted Stock Units and Cash Settled Performance Units (Details)
12 Months Ended
Dec. 31, 2017 $ / shares shares
Restricted stock, restricted stock units, performance units, cash settled restricted stock units and cash settled performance units
Shares
Non-vested awards, beginning of period (in shares)	1,292,000
Granted (in shares)	654,000
Vested (in shares)	(697,000)
Change in expected vesting of performance units (in shares)	102,000
Cancelled (in shares)	(186,000)
Non-vested awards, end of period (in shares)	1,165,000
Weighted Average Grant-Date Fair Value Per Share
Non-vested awards, beginning of period (in dollars per share) | $ / shares	$ 17.68
Granted (in dollars per share) | $ / shares	29.90
Vested (in dollars per share) | $ / shares	20.38
Change in expected vesting of performance units (in dollars per share) | $ / shares	30.87
Cancelled (in dollars per share) | $ / shares	18.63
Non-vested awards, end of period (in dollars per share) | $ / shares	$ 23.93
Restricted shares, restricted stock units and performance units
Shares
Non-vested awards, end of period (in shares)	1,162,000
Cash settled restricted stock units and cash settled performance units
Shares
Non-vested awards, end of period (in shares)	3,000